UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of January 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, JPMorgan Chase Bank N.A., J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of January 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, JPMorgan Chase Bank N.A., J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© J.P. Morgan Chase & Co., 2015.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 87.7%
	Brazil — 6.5%
351	Arteris S.A.	1,609
4,056	Banco do Brasil S.A.	31,230
2,841	BB Seguridade Participacoes S.A.	31,128
8,907	BRF S.A.	213,708
1,044	CETIP S.A. - Mercados Organizados	13,404
2,889	Cia de Saneamento Basico do Estado de Sao Paulo	14,320
294	Cia de Transmissao de Energia Eletrica Paulista	4,299
1,545	Cia Energetica de Sao Paulo	13,566
1,443	Cia Hering	9,782
3,300	Cielo S.A.	49,194
1,269	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,112
1,275	EcoRodovias Infraestrutura e Logistica S.A.	4,927
2,013	EDP - Energias do Brasil S.A.	6,497
2,640	Estacio Participacoes S.A.	16,421
1,200	Grupo BTG Pactual	11,806
81	Guararapes Confeccoes S.A.	2,379
13,068	Itau Unibanco Holding S.A.	160,230
14,901	Itausa - Investimentos Itau S.A.	50,757
7,263	JBS S.A.	30,966
15,513	Kroton Educacional S.A.	71,111
603	Light S.A.	3,182
1,449	Localiza Rent a Car S.A.	18,847
1,287	Lojas Renner S.A.	33,815
462	M Dias Branco S.A.	14,256
1,362	MRV Engenharia e Participacoes S.A.	3,508
459	Porto Seguro S.A.	4,636
1,146	Sul America S.A.	4,873
786	Transmissora Alianca de Energia Eletrica S.A.	5,747
20,874	Vale S.A.	128,749
1,317	Via Varejo S.A. (a)	8,663
1,731	WEG S.A.	20,644

		989,366

	Chile — 0.8%
112,470	Banco de Chile	12,401
204	Banco de Credito e Inversiones	8,543
293,466	Banco Santander Chile S.A.	13,937
59,310	Colbun S.A.	16,138
754,899	Corpbanca S.A.	8,355
6,750	Empresas CMPC S.A.	16,767
165,561	Enersis S.A.	51,261

		127,402

	China — 13.1%
6,000	Agile Property Holdings Ltd.	3,655
72,000	Agricultural Bank of China Ltd., Class H	35,159
18,000	Air China Ltd., Class H	17,269
6,000	Angang Steel Co., Ltd., Class H	4,462
6,000	Anhui Conch Cement Co., Ltd., Class H	20,085
6,000	ANTA Sports Products Ltd.	10,572
213,000	Bank of China Ltd., Class H	118,909
24,000	Bank of Communications Co., Ltd., Class H	20,148
6,000	BBMG Corp., Class H	5,251
6,000	Beijing Capital International Airport Co., Ltd., Class H	5,701
6,000	China BlueChemical Ltd.	2,086
9,000	China Cinda Asset Management Co., Ltd., Class H (a)	4,257
21,000	China CITIC Bank Corp. Ltd., Class H	15,529
21,000	China Communications Construction Co., Ltd., Class H	22,814
12,000	China Communications Services Corp., Ltd., Class H	5,404
1,500	China Conch Venture Holdings Ltd.	3,175
204,000	China Construction Bank Corp., Class H	163,298
24,000	China Dongxiang Group Co., Ltd.	4,080
12,000	China Eastern Airlines Corp., Ltd., Class H (a)	6,086
9,000	China Everbright Bank Co., Ltd., Class H	4,797
3,000	China Galaxy Securities Co., Ltd., Class H	3,195
4,500	China Hongqiao Group Ltd.	2,841
21,000	China Life Insurance Co., Ltd., Class H	81,377
13,500	China Merchants Bank Co., Ltd., Class H	30,132
6,000	China Molybdenum Co., Ltd., Class H	3,796
12,000	China National Building Material Co., Ltd., Class H	11,536
6,000	China Oilfield Services Ltd., Class H	9,869
7,200	China Pacific Insurance Group Co., Ltd., Class H	34,602
108,000	China Petroleum & Chemical Corp., Class H	85,454
9,000	China Railway Construction Corp., Ltd., Class H	10,316
18,000	China Railway Group Ltd., Class H	13,139
15,000	China Shenhua Energy Co., Ltd., Class H	41,176
18,000	China Shipping Container Lines Co., Ltd., Class H (a)	5,649
6,000	China Shipping Development Co., Ltd., Class H (b)	4,269
12,000	China Southern Airlines Co., Ltd., Class H	6,390
108,000	China Telecom Corp., Ltd., Class H	63,869
3,600	China Vanke Co., Ltd., Class H (a)	7,801
6,000	China Zhongwang Holdings Ltd.	2,631
9,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	5,509
3,000	CITIC Securities Co., Ltd., Class H	9,638
15,000	Country Garden Holdings Co., Ltd.	5,977
9,000	CSR Corp. Ltd.	10,887
18,000	Datang International Power Generation Co., Ltd., Class H	9,841
1,800	Dongfang Electric Corp., Ltd., Class H (b)	3,948

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
24,000	Dongfeng Motor Group Co., Ltd., Class H	34,710
18,000	Evergrande Real Estate Group Ltd.	7,471
6,000	Fosun International Ltd.	8,380
6,000	Golden Eagle Retail Group Ltd.	7,152
9,000	Great Wall Motor Co., Ltd., Class H	51,371
3,000	Greentown China Holdings Ltd.	2,624
2,400	Guangzhou R&F Properties Co., Ltd.	2,721
3,000	Haitian International Holdings Ltd.	5,817
18,000	Huadian Fuxin Energy Corp. Ltd., Class H	8,484
12,000	Huadian Power International Corp. Ltd., Class H	10,853
24,000	Huaneng Power International Inc., Class H	33,593
12,000	Huaneng Renewables Corp. Ltd., Class H	4,287
3,000	Huishang Bank Ltd., Class H	1,306
204,000	Industrial & Commercial Bank of China Ltd., Class H	145,478
6,000	Jiangsu Expressway Co., Ltd., Class H	7,447
6,000	Jiangxi Copper Co., Ltd., Class H	9,766
3,000	KWG Property Holding Ltd.	1,916
12,000	Metallurgical Corp of China Ltd., Class H	3,703
90,000	PetroChina Co., Ltd., Class H	97,731
6,000	PICC Property & Casualty Co., Ltd., Class H	11,702
9,000	Ping An Insurance Group Company of China Ltd., Class H	95,390
12,000	Shanghai Electric Group Co., Ltd., Class H	7,358
3,900	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	8,445
6,000	Shenzhou International Group Holdings Ltd.	21,801
3,000	Shimao Property Holdings Ltd.	6,297
6,000	Sichuan Expressway Co., Ltd., Class H	2,524
24,000	Sihuan Pharmaceutical Holdings Group Ltd.	15,450
10,500	Sino-Ocean Land Holdings Ltd.	6,714
4,500	Sinopec Engineering Group Co., Ltd., Class H (b)	3,213
12,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,473
7,200	Sinopharm Group Co., Ltd., Class H	26,216
9,000	Sinotrans Ltd., Class H	6,364
4,500	SOHO China Ltd.	3,125
20,400	Tencent Holdings Ltd.	344,078
12,000	Tianhe Chemicals Group Ltd. (a)	1,736
3,000	TravelSky Technology Ltd., Class H	3,165
3,000	Weichai Power Co., Ltd., Class H	11,868
6,000	Yanzhou Coal Mining Co., Ltd., Class H	4,771
4,500	Zhaojin Mining Industry Co., Ltd.	2,742
6,000	Zhejiang Expressway Co., Ltd., Class H	7,635
3,000	Zhuzhou CSR Times Electric Co., Ltd., Class H	16,735
24,000	Zijin Mining Group Co., Ltd., Class H	7,308
3,000	ZTE Corp., Class H	6,579

		2,006,078

	Colombia — 0.2%
29,988	Ecopetrol S.A.	24,027

	Czech Republic — 0.3%
1,275	CEZ A/S	29,843
66	Komercni banka A/S	13,431

		43,274

	Egypt — 0.3%
3,513	Commercial International Bank Egypt SAE	25,451
2,028	Egyptian Financial Group-Hermes Holding Co. (a)	4,722
20,436	Global Telecom Holding SAE (a)	12,513
4,332	Talaat Moustafa Group	6,539
2,715	Telecom Egypt Co.	4,370

		53,595

	Hong Kong — 7.9%
3,000	Beijing Enterprises Holdings Ltd.	22,903
12,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	4,798
45,000	Belle International Holdings Ltd.	50,937
24,000	Brilliance China Automotive Holdings Ltd.	44,023
12,000	China Everbright International Ltd.	17,705
6,000	China Gas Holdings Ltd.	9,273
60,000	China Huishan Dairy Holdings Co., Ltd.	9,591
2,700	China International Marine Containers Group Co., Ltd., Class H	5,185
3,000	China Machinery Engineering Corp., Class H	2,546
6,000	China Merchants Holdings International Co., Ltd.	22,049
18,000	China Minsheng Banking Corp., Ltd., Class H	21,849
34,500	China Mobile Ltd.	452,243
12,000	China Overseas Land & Investment Ltd.	34,602
6,000	China Resources Cement Holdings Ltd.	3,561
6,000	China Resources Land Ltd.	15,350
12,000	China Resources Power Holdings Co., Ltd.	33,600
12,000	China South City Holdings Ltd.	3,925
6,000	China State Construction International Holdings Ltd.	9,197
3,000	China Taiping Insurance Holdings Co., Ltd. (a)	9,227
36,000	China Unicom Hong Kong Ltd.	53,885
66,000	CNOOC Ltd.	87,573
6,000	COSCO Pacific Ltd.	8,683
18,000	CSPC Pharmaceutical Group Ltd.	15,184
3,000	Far East Horizon Ltd.	2,556
12,000	Franshion Properties China Ltd.	3,523
30,000	Geely Automobile Holdings Ltd.	12,291
96,000	GOME Electrical Appliances Holding Ltd.	13,215
12,000	Guangdong Investment Ltd.	16,108
18,000	Guangzhou Automobile Group Co., Ltd., Class H	16,321
6,000	Haier Electronics Group Co., Ltd.	16,113
4,800	Haitong Securities Co., Ltd., Class H	10,401
96,000	Hanergy Thin Film Power Group Ltd.	44,597
3,000	Kingboard Chemical Holdings Ltd.	4,852
12,000	Kunlun Energy Co., Ltd.	12,495
6,000	Lee & Man Paper Manufacturing Ltd.	3,150
30,000	Lenovo Group Ltd.	38,628
4,500	Longfor Properties Co., Ltd.	5,912

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
2,100	New China Life Insurance Co., Ltd., Class H	12,095
6,000	Nine Dragons Paper Holdings Ltd.	4,408
12,000	People’s Insurance Co., Ltd., Class H	5,843
6,000	Poly Property Group Co., Ltd.	2,756
3,000	Shanghai Industrial Holdings Ltd.	8,863
4,500	Shenzhen International Holdings Ltd.	6,485
6,000	Shenzhen Investment Ltd.	1,732
24,000	Sino Biopharmaceutical Ltd.	23,976
6,000	Sinofert Holdings Ltd.	1,096
1,800	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,870
18,000	Yuexiu Property Co., Ltd.	3,498

		1,211,673

	Hungary — 0.1%
3,306	Magyar Telekom Telecommunications plc	4,289
798	OTP Bank plc	10,582

		14,871

	India — 2.3%
3,798	ICICI Bank Ltd. ADR	45,614
4,170	Infosys Ltd. ADR	142,114
3,297	Reliance Industries Ltd. GDR	97,874
423	State Bank of India GDR	21,023
807	Tata Motors Ltd. ADR	39,801

		346,426

	Indonesia — 6.0%
125,400	Adaro Energy	9,853
4,500	Astra Agro Lestari	8,225
279,900	Astra International	172,350
103,800	Bank Central Asia	108,986
79,200	Bank Mandiri Persero	68,223
63,300	Bank Negara Indonesia Persero	31,016
91,200	Bank Rakyat Indonesia Persero	83,446
6,300	Gudang Garam (b)	28,643
3,900	Indo Tambangraya Megah	5,139
13,500	Indocement Tunggal Prakarsa (b)	24,334
16,200	Indofood CBP Sukses Makmur	18,473
61,200	Indofood Sukses Makmur	36,379
129,900	Perusahaan Gas Negara Persero	51,605
30,000	Semen Indonesia Persero (b)	34,307
7,800	Tambang Batubara Bukit Asam Persero	6,971
613,800	Telekomunikasi Indonesia Persero	136,262
19,800	Tower Bersama Infrastructure	14,826
15,900	Unilever Indonesia	44,758
15,300	United Tractors (b)	21,530
19,500	Vale Indonesia	5,285

		910,611

	Malaysia — 4.6%
17,400	AirAsia BHD	13,429
9,300	Alliance Financial Group BHD	12,253
15,000	AMMB Holdings BHD (b)	25,878
21,900	Astro Malaysia Holdings BHD	17,626
45,000	CIMB Group Holdings BHD (b)	68,128
20,100	Gamuda BHD (b)	28,095
4,800	Hong Leong Bank BHD	18,512
1,800	Hong Leong Financial Group BHD	8,367
12,300	IJM Corp. BHD (b)	23,389
16,800	IOI Properties Group BHD	9,515
40,500	Malayan Banking BHD (b)	97,228
15,000	MISC BHD	32,042
26,400	Public Bank BHD	131,868
6,000	RHB Capital BHD (b)	13,484
37,800	SapuraKencana Petroleum BHD	27,785
13,200	Telekom Malaysia BHD (b)	25,393
17,100	Tenaga Nasional BHD (b)	68,204
9,300	UMW Holdings BHD (b)	27,931
66,000	YTL Corp. BHD (b)	32,018
34,200	YTL Power International BHD	15,066

		696,211

	Mexico — 3.5%
247,680	America Movil SAB de CV	265,368
2,793	Arca Continental SAB de CV (a)	16,565
5,343	Compartamos SAB de CV (a)	10,148
10,611	Fibra Uno Administracion SA de CV REIT (b)	31,997
1,722	Gruma SAB de CV, Class B	18,438
2,175	Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,381
10,749	Grupo Financiero Banorte SAB de CV, Class O	54,736
9,768	Grupo Financiero Inbursa SAB de CV, Class O	25,252
7,065	Grupo Financiero Santander Mexico SAB de CV, Class B	14,984
23,658	Grupo Mexico SAB de CV	62,375
1,653	Industrias Bachoco SAB de CV (a)	6,782
4,827	OHL Mexico SAB de CV (a)	9,162

		530,188

	Philippines — 2.9%
17,910	Aboitiz Equity Ventures Inc. (b)	22,944
19,800	Aboitiz Power Corp.	19,914
2,430	Ayala Corp.	39,929
12,150	BDO Unibank Inc.	31,533
39,000	DMCI Holdings Inc.	13,604
80,100	Energy Development Corp.	15,491
360	Globe Telecom Inc.	14,210
600	GT Capital Holdings Inc.	16,424
29,160	JG Summit Holdings Inc. (b)	43,317
6,000	Jollibee Foods Corp.	31,500
3,720	Manila Electric Co.	23,111
9,330	Metropolitan Bank & Trust Co. (b)	20,099
1,050	Philippine Long Distance Telephone Co. (b)	70,650
66,300	SM Prime Holdings Inc. (b)	27,867
12,180	Universal Robina Corp. (b)	57,144

		447,737

	Poland — 1.2%
138	Bank Handlowy w Warszawie S.A.	4,023
54	CommerzBank AG	6,828
1,722	Enea S.A.	7,651
2,538	Energa S.A.	14,381
771	KGHM Polska Miedz S.A.	21,857
5,226	Orange Polska S.A.	12,607
5,808	PGE Polska Grupa Energetyczna S.A.	30,433
1,794	Polski Koncern Naftowy Orlen S.A.	26,470

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — continued
9,894	Polskie Gornictwo Naftowe i Gazownictwo S.A.	11,675
240	Powszechny Zaklad Ubezpieczen S.A.	32,640
8,373	Tauron Polska Energia S.A.	11,265

		179,830

	Russia — 2.9%
30,618	Gazprom OAO ADR	122,904
2,703	Lukoil OAO ADR	106,280
759	MegaFon OAO GDR	10,366
2,664	MMC Norilsk Nickel ADR	43,908
630	NOVATEK OAO GDR	43,792
435	PhosAgro OAO GDR	4,763
9,933	RusHydro JSC ADR	7,509
11,130	Sberbank of Russia ADR	41,019
1,119	Sistema GDR	4,979
4,071	Surgutneftegas OAO ADR	17,675
1,338	Tatneft OAO ADR	31,332

		434,527

	South Africa — 10.3%
555	African Rainbow Minerals Ltd.	5,581
2,430	Aspen Pharmacare Holdings Ltd.	90,990
189	Assore Ltd.	2,595
1,824	Attacq Ltd. (a)	3,568
2,274	Aveng Ltd.	3,486
2,979	AVI Ltd.	21,588
1,374	Barclays Africa Group Ltd. (b)	23,359
1,314	Barloworld Ltd.	9,915
1,884	Bidvest Group Ltd.	51,996
1,392	Brait S.A. (a)	9,195
6,606	Capital Property Fund REIT (b)	8,390
219	Capitec Bank Holdings Ltd.	7,180
2,253	Clicks Group Ltd.	17,475
1,134	Coronation Fund Managers Ltd.	10,036
1,098	DataTec Ltd.	5,535
1,254	Discovery Ltd.	12,351
723	Exxaro Resources Ltd.	6,406
12,924	FirstRand Ltd.	57,517
1,746	Foschini Group Ltd.	25,033
14,010	Group Ltd.	241,934
9,144	Growthpoint Properties Ltd. REIT	22,958
1,008	Imperial Holdings Ltd.	17,757
1,038	Investec Ltd.	8,694
324	Kumba Iron Ore Ltd.	6,228
438	Liberty Holdings Ltd.	4,931
7,815	Life Healthcare Group Holdings Ltd.	29,083
3,462	Mediclinic International Ltd.	34,232
4,350	MMI Holdings Ltd.	11,704
663	Mondi Ltd.	11,914
2,268	Mr Price Group Ltd.	51,370
2,403	Murray & Roberts Holdings Ltd.	4,059
3,498	Nampak Ltd.	12,752
831	Nedbank Group Ltd.	18,217
11,757	Netcare Ltd.	39,032
2,826	Remgro Ltd.	65,393
2,829	RMB Holdings Ltd.	15,978
7,482	Sanlam Ltd.	44,845
3,009	Sappi Ltd. (a) (b)	12,354
3,096	Sasol Ltd. (b)	111,827
4,176	Sibanye Gold Ltd.	11,291
1,677	SPAR Group Ltd.	26,454
5,133	Standard Bank Group Ltd.	67,782
24,414	Steinhoff International Holdings Ltd.	124,779
900	Sun International Ltd.	10,016
2,472	Telkom SA SOC Ltd.	14,772
1,458	Tiger Brands Ltd.	49,169
1,065	Tongaat Hulett Ltd.	14,633
4,059	Truworths International Ltd.	28,109
2,613	Vodacom Group Ltd.	30,001
315	Wilson Bayly Holmes-Ovcon Ltd.	3,260
8,592	Woolworths Holdings Ltd.	63,775

		1,581,499

	Taiwan — 17.5%
48,000	Advanced Semiconductor Engineering Inc.	60,275
3,000	Advantech Co., Ltd.	22,401
18,000	Asia Cement Corp. (b)	21,701
6,000	Asustek Computer Inc.	62,710
69,000	AU Optronics Corp.	37,515
6,000	Catcher Technology Co., Ltd.	52,468
51,000	Cathay Financial Holding Co., Ltd.	73,034
21,000	Chang Hwa Commercial Bank Ltd. (b)	11,849
21,000	Cheng Shin Rubber Industry Co., Ltd.	50,619
3,000	Cheng Uei Precision Industry Co., Ltd.	5,292
3,000	Chicony Electronics Co., Ltd.	8,232
27,000	China Airlines Ltd. (a)	13,623
90,000	China Development Financial Holding Corp.	29,555
96,000	China Steel Corp. (b)	81,330
33,000	Compal Electronics Inc. (b)	24,064
93,000	CTBC Financial Holding Co., Ltd.	58,995
42,000	E.Sun Financial Holding Co., Ltd.	25,837
24,000	Eva Airways Corp. (a)	18,511
45,000	Far Eastern New Century Corp.	45,291
15,000	Far EasTone Telecommunications Co., Ltd.	36,647
45,000	First Financial Holding Co., Ltd.	26,215
9,000	Foxconn Technology Co., Ltd.	24,369
45,000	Fubon Financial Holding Co., Ltd.	71,306
3,000	Giant Manufacturing Co., Ltd.	26,184
102,000	Hon Hai Precision Industry Co., Ltd.	279,887
3,000	Hotai Motor Co., Ltd.	43,107
45,000	Hua Nan Financial Holdings Co., Ltd.	25,015
72,000	Innolux Corp.	34,687
21,000	Inotera Memories Inc. (a)	30,025
24,000	Inventec Corp.	17,726
18,000	Lite-On Technology Corp.	22,185
12,000	MediaTek Inc.	182,463
63,000	Mega Financial Holding Co., Ltd.	48,072
45,000	Nan Ya Plastics Corp. (b)	90,416
3,000	Nan Ya Printed Circuit Board Corp.	4,215
3,000	Novatek Microelectronics Corp.	16,502
12,000	Pegatron Corp.	31,909
30,000	Pou Chen Corp.	41,085
6,000	President Chain Store Corp.	46,124
21,000	Quanta Computer Inc.	51,177
3,000	Realtek Semiconductor Corp.	9,096
42,000	Shin Kong Financial Holding Co., Ltd.	11,708
24,000	Siliconware Precision Industries Co., Ltd. (b)	40,470
54,000	SinoPac Financial Holdings Co., Ltd.	21,976
9,000	Synnex Technology International Corp.	12,937
51,000	Taishin Financial Holding Co., Ltd.	20,911
24,000	Taiwan Cement Corp.	32,403
18,000	Taiwan Mobile Co., Ltd.	59,353
105,000	Taiwan Semiconductor Manufacturing Co., Ltd.	461,751
21,000	Teco Electric and Machinery Co., Ltd. (b)	19,604
3,000	Transcend Information Inc.	9,559
96,000	United Microelectronics Corp. (b)	46,487

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
6,000	Vanguard International Semiconductor Corp.	10,163
27,000	Walsin Lihwa Corp.	8,334
9,000	Wan Hai Lines Ltd.	9,545
18,000	Wistron Corp.	16,410
63,000	Yuanta Financial Holding Co., Ltd.	30,223

		2,673,548

	Thailand — 4.9%
14,400	Advanced Info Service PCL NVDR	107,595
4,200	Airports of Thailand PCL NVDR	41,441
4,200	Bangkok Bank PCL NVDR	24,416
37,800	Bangkok Dusit Medical Services PCL NVDR	21,433
49,200	BTS Group Holdings PCL NVDR	14,759
5,100	Delta Electronics Thailand PCL NVDR	11,522
3,000	Electricity Generating PCL NVDR	14,896
5,100	Glow Energy PCL NVDR	14,150
51,600	Home Product Center PCL NVDR	12,849
15,300	Intouch Holdings PCL NVDR	37,654
9,900	Kasikornbank PCL NVDR	66,980
29,700	Krung Thai Bank PCL NVDR (b)	20,561
42,000	Land & Houses PCL NVDR	11,765
21,900	Minor International PCL NVDR	24,179
13,800	PTT Exploration & Production PCL NVDR (b)	46,008
16,200	PTT Global Chemical PCL NVDR	27,955
8,400	PTT PCL NVDR	88,813
4,500	Ratchaburi Electricity Generating Holding PCL NVDR	8,240
3,000	Siam Cement PCL	45,401
13,200	Siam Commercial Bank PCL NVDR (b)	72,311
9,000	Thai Airways International PCL NVDR	4,199
28,200	Thai Union Frozen Products PCL NVDR	18,724
184,500	TMB Bank PCL NVDR (b)	17,453

		753,304

	Turkey — 2.1%
6,981	Akbank	25,432
1,707	Arcelik A/S	10,848
468	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,270
8,250	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	10,773
2,742	Enka Insaat ve Sanayi A/S	5,540
7,632	Eregli Demir ve Celik Fabrikalari	13,682
681	Ford Otomotiv Sanayi A/S	9,445
3,474	Haci Omer Sabanci Holding A/S	14,634
3,543	KOC Holding A/S (b)	18,371
255	Koza Altin Isletmeleri A/S	2,017
873	TAV Havalimanlari Holding A/S	6,512
1,215	Tofas Turk Otomobil Fabrikasi A/S	8,088
687	Tupras Turkiye Petrol Rafinerileri A/S	14,890
5,364	Turk Hava Yollari (a) (b)	20,471
4,182	Turk Telekomunikasyon A/S	12,512
6,309	Turkcell Iletisim Hizmetleri A/S (a)	36,320
8,937	Turkiye Garanti Bankasi A/S	37,578
2,661	Turkiye Halk Bankasi A/S	17,087
5,745	Turkiye Is Bankasi, Class C	16,653
4,956	Turkiye Sise ve Cam Fabrikalari A/S	7,736
4,470	Turkiye Vakiflar Bankasi Tao, Class D	10,385
1,494	Ulker Biskuvi Sanayi A/S	11,819
3,702	Yapi ve Kredi Bankasi A/S	7,653

		320,716

	United Arab Emirates — 0.3%
22,212	Air Arabia	10,026
3,252	Dubai Investments PJSC (a)	1,921
4,206	Dubai Islamic Bank PJSC	7,448
14,931	Emaar Properties PJSC	27,214
3,762	Union Properties PJSC (a)	1,100

		47,709

	Total Common Stocks (Cost $13,203,319)	13,392,592

Exchange Traded Funds — 9.2%
	United States — 9.2%
39,426	iShares MSCI India ETF	1,265,788
9,171	Market Vectors Russia ETF	134,080

	Total Exchange Traded Funds (Cost $1,300,888)	1,399,868

Preferred Stocks — 2.9%
	Brazil — 2.9%
1,230	AES Tiete S.A.	7,591
12,324	Banco Bradesco S.A.	154,920
906	Braskem S.A.	4,203
1,485	Cia Brasileira de Distribuicao	49,311
6,249	Cia Energetica de Minas Gerais	27,737
855	Cia Paranaense de Energia	9,942
47,892	Petroleo Brasileiro S.A.	146,001
2,523	Telefonica Brasil SA	46,826

	Total Preferred Stocks (Cost $476,637)	446,531

	Total Investments — 99.8% (Cost $14,980,844)†	15,238,991
	Assets in Excess of Other Liabilities — 0.2%	24,707

	NET ASSETS — 100.0%	$15,263,698

Percentages indicated are based on net assets.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.7%
Exchange Traded Funds	9.2
Wireless Telecommunication Services	8.7
Oil, Gas & Consumable Fuels	7.5
Semiconductors & Semiconductor Equipment	6.7
Food Products	3.5
Insurance	3.2
Electronic Equipment & Instruments	3.1
Metals & Mining	2.8
Automobiles	2.7
Diversified Telecommunication Services	2.5
Computers & Peripherals	2.4
Internet Software & Services	2.3
Electric Utilities	2.0
Diversified Financial Services	1.9
Industrial Conglomerates	1.6
Real Estate Management & Development	1.4
Independent Power Producers & Energy Trader	1.4
Construction Materials	1.3
IT Services	1.3
Specialty Retail	1.3
Household Durables	1.1
Health Care Providers & Services	1.0
Others (each less than 1.0%)	13.4

Notes to Schedule of Portfolio Investments.

(a)		Non-income producing security
(b)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depository Receipts
REIT	—	Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $11,454,775 and 75.2%, respectively.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $14,980,844, and the unrealized appreciation and depreciation were $555,651 and $(297,504), respectively.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith pursuant to procedures approved by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts of various events on the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stock
Brazil	$989,366	$—	$—	$989,366
Chile	127,402	—	—	127,402
China	13,196	1,992,882	—	2,006,078
Colombia	24,027	—	—	24,027
Czech Republic	—	43,274	—	43,274
Egypt	—	53,595	—	53,595
Hong Kong	60,916	1,150,757	—	1,211,673
Hungary	—	14,871	—	14,871
India	248,552	97,874	—	346,426
Indonesia	—	910,611	—	910,611
Malaysia	107,368	588,843	—	696,211
Mexico	530,188	—	—	530,188
Philippines	43,317	404,420	—	447,737
Poland	—	179,830	—	179,830
Russia	305,129	129,398	—	434,527
South Africa	73,555	1,507,944	—	1,581,499
Taiwan	13,623	2,659,925	—	2,673,548
Thailand	12,849	740,455	—	753,304
Turkey	—	320,716	—	320,716
United Arab Emirates	—	47,709	—	47,709

Total Common Stock	2,549,488	10,843,104	—	13,392,592

Exchange Traded Funds
United States	1,399,868	—	—	1,399,868

Total Exchange Traded Funds	1,399,868	—	—	1,399,868

Preferred Stock
Brazil	446,531	—	—	446,531

Total Preferred Stock	446,531	—	—	446,531

Total Investments in Securities	$4,395,887	$10,843,104	$—	$15,238,991

There were no transfers among any Levels during the period ended January 31, 2015. Transfers between levels are recognized at period end.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.9%
	Australia — 10.1%
10,468	AGL Energy Ltd.	115,721
17,039	Amcor	168,401
4,464	Ansell Ltd.	78,355
19,620	APA Group	123,680
16,543	Asciano Group	77,020
1,947	ASX	57,545
37,974	Aurizon Holdings Ltd.	145,210
8,825	BHP Billiton Ltd.	203,546
9,366	Brambles Ltd.	76,732
3,664	Caltex Australia Ltd. (b)	94,826
1,989	Cochlear Ltd.	127,840
8,732	Crown Resorts Ltd.	91,749
3,171	CSL Ltd.	215,798
15,525	CSR Ltd.	47,956
15,699	Dexus Property Group REIT (b)	93,756
12,728	Echo Entertainment Group Ltd.	39,770
2,613	Flight Centre Travel Group Ltd.	76,277
33,625	GPT Group REIT (b)	117,896
18,090	Harvey Norman Holdings	55,252
35,379	Incitec Pivot Ltd.	98,677
43,794	Novion Property Group REIT (b)	78,584
5,940	Oil Search Ltd.	35,746
13,629	Origin Energy Ltd.	112,464
18,247	Qantas Airways Ltd. (a)	36,769
2,619	Ramsay Health Care Ltd.	120,523
3,767	Rio Tinto Ltd.	167,979
17,277	Santos Ltd.	105,183
44,866	Scentre Group REIT (a) (b)	131,829
7,335	Sonic Healthcare Ltd.	107,085
9,396	Suncorp Group Ltd.	107,056
29,484	Sydney Airport	113,933
32,508	Tabcorp Holdings Ltd.	114,901
34,128	Tatts Group Ltd.	102,135
40,656	Telstra Corp. Ltd.	205,069
24,337	Transurban Group	174,049
6,429	Wesfarmers Ltd.	217,158
6,315	Woodside Petroleum Ltd.	167,720
8,491	Woolworths Ltd.	208,953
2,110	WorleyParsons Ltd.	15,698

		4,428,841

	Austria — 0.2%
2,529	OMV AG	62,873

	Belgium — 1.1%
469	Anheuser-Busch InBev NV	57,202
2,808	Belgacom S.A.	104,581
1,179	Colruyt S.A.	54,379
659	Delhaize Group S.A.	54,820
819	Groupe Bruxelles Lambert S.A.	67,897
459	Solvay S.A.	62,753
1,090	UCB S.A.	84,735

		486,367

	Canada — 3.0%
1,008	Agrium Inc.	107,543
2,650	BCE Inc. (b)	121,708
1,246	Canadian National Railway Co.	82,093
963	Canadian Tire Corp., Class A	88,812
2,360	Encana Corp.	28,862
3,298	Fortis Inc.	108,774
3,267	Husky Energy Inc.	70,317
1,775	Imperial Oil Ltd. (b)	65,988
1,008	Magna International	96,849
1,287	Metro Inc., Class A	101,850
2,700	National Bank of Canada	93,938
2,730	RioCan REIT (b)	63,249
2,430	Rogers Communications, Class B	86,399
4,194	Shaw Communications Inc., Class B	96,838
2,576	TransCanada Corp. (b)	114,620

		1,327,840

	Denmark — 0.6%
225	Carlsberg A/S, Class B	16,522
1,218	Christian Hansen Holdings	50,613
1,125	Coloplast A/S, Class B	88,679
1,269	H Lundbeck A/S	25,773
11,467	TDC A/S	84,865

		266,452

	Finland — 0.9%
4,162	Fortum OYJ	88,778
4,581	Neste Oil OYJ	127,390
8,264	Nokia OYJ	63,554
1,818	Sampo OYJ, Class A	88,049
3,546	Stora Enso	34,405

		402,176

	France — 3.4%
1,332	AtoS	97,941
1,415	Capital Gemini S.A.	102,700
873	Casino Guichard Perrachon S.A.	79,200
2,106	Dassault Systemes S.A.	130,140
2,298	Eutelsat Communications S.A.	78,944
2,153	Lagardere SCA	58,887
6,663	Orange S.A.	117,222
522	Pernod Ricard S.A.	62,592
1,017	Publicis Groupe S.A.	75,987
1,279	Safran S.A.	85,181
938	Sanofi S.A.	86,427
837	Sodexo S.A.	83,042
4,935	Suez Environnement S.A.	90,717
1,350	Thales S.A.	71,094
1,629	Total S.A.	83,617
712	Valeo S.A.	100,393
317	Vinci	16,653
3,091	Vivendi S.A.	73,094

		1,493,831

	Germany — 3.2%
541	BASF AG	48,386
749	Bayerische Motoren Werke AG	87,101
981	Beiersdorf AG	86,103
369	Continental	83,263
2,941	Deutsche Telekom AG	50,697
1,152	Fraport AG Frankfurt Airport Services Worldwide	70,390
1,440	Fresenius Medical Care AG & Co., KGaA	106,723
1,858	Fresenius SE & Co., KGaA	106,345
1,127	Hannover Rueck SE	101,010
612	HUGO BOSS AG	79,015
8,138	Infineon Technologies AG	91,201
594	Linde AG	113,792
1,080	Merck KGaA	107,909
892	SAP	58,219
2,774	Software AG	73,419

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
981	Suedzucker AG	12,335
622	Symrise AG	40,712
2,332	United Internet AG	101,022

		1,417,642

	Greece — 0.1%
5,301	Hellenic Telecommunications Organization S.A.	43,713

	Hong Kong — 4.3%
26,000	Cathay Pacific Airways Ltd.	60,661
11,000	Cheung Kong Holdings	209,911
17,000	Cheung Kong Infrastructure Holdings Ltd.	139,524
17,000	CLP Holdings Ltd.	151,769
6,400	Hang Seng Bank	112,010
63,000	Hong Kong & China Gas Co., Ltd.	144,268
17,000	Hutchison Whampoa Ltd.	225,649
5,000	Johnson Electric	18,222
24,000	Link REIT (b)	162,353
27,000	MTR Corp., Ltd.	119,611
126,000	PCCW Ltd.	83,584
14,500	Power Assets Holdings Ltd.	151,658
1,314,000	Semiconductor Manufacturing International Corp. (a)	113,896
9,500	Swire Pacific Ltd., Class A	127,220
54,000	Xinyi Glass Holdings Ltd.	28,404
206,000	Xinyi Solar Holdings Ltd.	56,586

		1,905,326

	Italy — 1.0%
30,618	Enel Green Power SpA	60,525
4,232	Eni SpA	71,218
1,352	GTECH SpA	26,573
21,501	Parmalat SpA	60,983
6,030	Pirelli & C. SpA	85,498
5,981	Saipem SpA (a)	53,809
19,242	Terna Rete Elettrica Nazionale SpA	84,363

		442,969

	Japan — 22.5%
8,000	Ajinomoto Co., Inc.	164,860
45,000	ANA Holdings Co., Ltd.	124,277
35,000	Aozora Bank Ltd.	127,371
17,000	Asahi Kasei Corp.	167,893
2,000	Bank of Kyoto Ltd.	16,767
26,000	Bank of Yokohama Ltd. (b)	140,293
7,200	Brother Industries Ltd.	123,306
4,500	Canon Inc.	142,359
3,500	Capcom Co., Ltd.	58,638
1,000	Central Japan Railway Co.	171,484
18,000	Chiba Bank Ltd.	121,305
1,400	Chubu Electric Power Co., Inc.	18,486
5,400	Chugoku Electric Power Co., Inc.	74,657
45,000	Cosmo Oil Co., Ltd.	60,673
8,000	Daicel Corp.	99,465
5,600	Daiichi Sankyo Co.	81,241
35,000	DIC Corp.	86,653
7,000	Dowa Holdings Co., Ltd.	55,893
1,800	East Japan Railway	139,029
2,800	Eisai Co., Ltd.	139,603
3,600	Electric Power Development Co., Ltd.	131,145
2,900	FamilyMart Co., Ltd. (b)	125,610
17,000	Fuji Electric Co., Ltd.	72,696
4,600	FUJIFILM Holdings Corp.	155,469
10,000	Fujikura Ltd. (b)	41,546
27,000	Fukuoka Financial Group Inc.	134,751
1,400	Hikari Tsushin Inc.	80,446
5,400	Hokuriku Electric Power Co.	76,314
4,400	Hoya Corp.	170,511
4,500	Idemitsu Kosan Co., Ltd.	75,113
9,900	Inpex Corp.	109,557
11,700	ITOCHU	118,468
3,600	Japan Airlines Co., Ltd.	121,880
13,500	Japan Display Inc. (a)	47,310
2,700	Japan Petroleum Exploration Co., Ltd.	81,997
29,700	JX Holdings Inc.	109,600
17,000	Kaneka Corp.	103,761
52,000	Kawasaki Kisen Kaisha Ltd.	148,848
2,600	KDDI Corp.	183,531
8,000	Keisei Electric Railway	103,056
12,800	Konica Minolta Inc.	140,857
7,300	Kuraray Co., Ltd.	91,665
9,000	Kyowa Hakko Kirin Co., Ltd.	102,488
20,800	Marubeni Corp.	114,811
600	MEIJI Holdings Co.	65,926
5,400	Mitsubishi Corp.	94,204
9,000	Mitsubishi Tanabe Pharma Corp.	142,282
11,000	Mitsui Mining & Smelting	22,970
1,700	Mochida Pharmaceutical Co., Ltd.	93,351
6,000	NH Foods Ltd.	148,333
8,000	Nippon Kayaku Co., Ltd.	111,600
4,400	Nippon Paper Industries Co., Ltd.	69,384
6,000	Nippon Shokubai Co., Ltd.	80,595
2,500	Nippon Telegraph & Telephone Corp.	147,967
6,300	Nippon Television Holdings Inc.	102,837
8,100	Nipro Corp.	70,943
2,500	Nissin Foods Holdings Co., Ltd.	134,924
2,700	NTT Data	102,702
9,000	NTT DOCOMO Inc.	151,932
700	Oriental Land Co., Ltd.	169,603
35,000	Osaka Gas Co., Ltd.	137,957
1,800	Otsuka Corp.	62,150
4,300	Otsuka Holdings Co., Ltd.	133,038
26,100	Resona Holdings Inc.	129,488
1,900	Rohm Co.	122,155
1,300	Sankyo Ltd.	46,722
700	Santen Pharmaceutical Co.	43,683
700	Sawai Pharmaceutical Co., Ltd.	42,360
1,000	Seiko Epson Corp.	40,613
4,000	Sekisui Chemical Co., Ltd.	43,747
11,000	Sekisui House Ltd.	142,247
23,400	Seven Bank Ltd.	104,733
800	Shimamura Co., Ltd.	71,161
5,500	Shionogi & Co., Ltd.	165,040
2,000	Shizuoka Bank	18,275
12,600	Showa Shell Sekiyu	122,970
2,600	SoftBank Corp.	153,015
7,900	Sumitomo Corp.	77,960
25,000	Sumitomo Osaka Cement Co., Ltd.	72,696
500	Suruga Bank Ltd.	9,388
1,800	Suzuken Co., Ltd.	50,710
900	Taisho Pharmaceutical Holdings Co., Ltd.	57,104
3,600	Takeda Pharmaceutical Co., Ltd.	179,854
8,300	Tohoku Electric Power Co., Inc.	104,552
5,400	Tokyo Broadcasting System Holdings	61,631
26,000	Tokyo Gas Co., Ltd.	155,093
11,000	TonenGeneral Sekiyu	97,248
11,000	Toppan Printing	73,481
14,000	Tosoh Corp.	75,472
3,600	Toyo Suisan Kaisha Ltd.	126,652
2,700	Toyota Industries Corp.	145,325
3,700	Toyota Motor Corp.	238,543
3,600	Tsumura & Co.	81,922

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
26,000	Ube Industries	38,939
3,000	West Japan Railway Co.	154,301
8,000	Yokohama Rubber Co., Ltd.	75,264
1,000	Zeon Corp.	10,212

		9,930,937

	Netherlands — 1.2%
449	Boskalis Westminster NV	19,850
1,045	Heineken Holding NV	68,387
5,067	Koninklijke Ahold NV	91,451
3,916	Reed Elsevier NV	95,740
3,070	Royal Dutch Shell plc, Class A	93,560
5,148	STMicroelectronics NV	42,746
3,096	Wolters Kluwer NV	92,486

		504,220

	New Zealand — 0.3%
54,027	Spark New Zealand Ltd.	129,459

	Norway — 0.6%
5,916	Marine Harvest ASA	77,390
5,050	Orkla	37,218
4,014	Statoil ASA	67,220
1,818	Yara International ASA	94,649

		276,477

	Portugal — 0.3%
26,379	EDP - Energias de Portugal S.A.	100,344
41,733	Portugal Telecom SGPS	29,087

		129,431

	Singapore — 2.7%
38,000	CapitaMall Trust REIT (b)	58,708
14,000	DBS Group Holdings Ltd.	204,115
261,000	Golden Agri-Resources Ltd.	80,963
108,000	Hutchison Port Holdings Trust, Class U	77,010
22,000	Keppel Corp., Ltd.	141,296
26,000	Sembcorp Industries Ltd.	82,679
9,000	Singapore Airlines Ltd.	84,065
36,000	Singapore Press Holdings Ltd.	109,786
65,000	Singapore Telecommunications Ltd.	195,746
8,000	Venture Corp., Ltd.	48,040
44,000	Wilmar International Ltd.	104,420

		1,186,828

	South Korea — 7.5%
3,081	Celltrion Inc. (a)	114,250
235	CJ CheilJedang Corp. (a)	75,292
532	CJ Corp. (a)	83,527
1,003	Daum Kakao Corp. (a)	139,351
1,468	GS Holdings Corp. (a)	55,555
1,935	Halla Visteon Climate Control Corp. (a)	81,456
1,918	Hankook Tire Co., Ltd. (a)	92,229
1,578	Hanwha Chemical Corp. (a)	17,656
293	Hyundai Mobis Co., Ltd.	66,238
2,061	Hyundai Steel Co.	123,653
6,608	Industrial Bank of Korea (a)	77,626
2,577	Kia Motors Corp.	107,698
3,856	Korea Electric Power Corp.	150,766
2,043	Korea Gas Corp. (a)	84,112
139	Korea Zinc Co., Ltd. (a)	54,294
699	Korean Air Lines Co., Ltd. (a) (b)	30,341
4,745	KT Corp. (a)	129,190
1,668	KT&G Corp.	121,761
5,151	LG Display Co., Ltd.	169,252
1,541	LG Electronics Inc.	85,373
11,864	LG Uplus Corp.	130,796
225	Lotte Shopping Co., Ltd. (a)	48,693
271	NAVER Corp.	175,652
1,188	Paradise Co., Ltd.	28,386
693	POSCO	160,981
192	Samsung Electronics Co., Ltd. (b)	238,349
999	Samsung Fine Chemicals, Ltd.	31,083
643	SK C&C Co., Ltd. (a)	137,054
543	SK Holdings Co., Ltd.	84,660
4,635	SK Hynix Inc.	200,211
643	SK Telecom Co., Ltd.	168,508
1,647	SKC Co., Ltd. (a)	45,229

		3,309,222

	Spain — 2.0%
45	Acciona S.A. (a)	3,217
2,700	Acerinox S.A.	40,196
1,669	ACS Actividades de Construccion y Servicios S.A.	58,047
3,036	Enagas S.A.	96,142
4,745	Endesa S.A.	94,700
4,284	Ferrovial S.A.	84,989
3,213	Gas Natural SDG S.A.	75,421
1,908	Grifols S.A.	80,039
13,768	Iberdrola S.A.	95,032
1,098	Red Electrica Corp. S.A.	93,547
4,024	Repsol S.A.	71,284
6,057	Telefonica S.A. (a)	90,827

		883,441

	Sweden — 2.6%
1,021	Autoliv Inc.	108,287
5,643	Boliden AB	88,154
2,664	Holmen AB, Class B	96,120
2,484	Investor AB, Class B (b)	90,390
9,369	Securitas AB, Class B	114,198
5,400	Skanska AB, Class B	119,687
4,320	Svenska Cellulosa AB SCA, Class B	104,130
2,097	Svenska Handelsbanken AB, Class A	99,301
9,199	Tele2 AB, Class B	104,066
7,246	Telefonaktiebolaget LM Ericsson, Class B (b)	87,852
15,525	TeliaSonera AB	95,661
1,847	Trelleborg AB, Class B	33,403

		1,141,249

	Switzerland — 2.6%
1,054	Actelion Ltd.	116,426
1,039	Aryzta AG (a)	77,893
742	Baloise Holding AG	96,584
4,306	Clariant AG	69,182
1,953	Garmin Ltd.	102,259
63	Givaudan	114,838
191	Kuehne & Nagel International AG	26,292
828	Lonza Group AG	98,065
1,107	Novartis AG	107,880
247	Roche Holding AG	66,571
577	Sonova Holding AG	75,804
306	Sulzer AG	32,399
229	Swiss Life Holding	51,102

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
207	Swisscom AG	121,368

		1,156,663

	United Kingdom — 3.4%
4,860	AMEC plc	58,108
12,627	BP plc (b)	81,117
3,915	British Land Co., plc REIT (b)	48,788
13,240	BT Group plc, Class A	83,063
4,374	Bunzl plc (b)	124,602
1,036	easyJet plc	28,887
1,215	Ensco plc, Class A	34,069
3,753	GKN plc	20,727
3,636	GlaxoSmithKline plc	80,060
3,627	Hammerson plc REIT (b)	37,532
351	Johnson Matthey plc	17,171
5,167	Land Securities Group plc REIT (b)	99,031
1,098	Next plc	119,318
1,345	Persimmon plc (a)	32,198
11,925	Rexam plc	76,204
2,403	Rowan plc, Class A	50,751
16,849	Sage Group plc	121,463
5,760	Smith & Nephew plc (b)	102,718
7,654	Subsea 7 S.A.	65,109
4,835	Tate & Lyle	49,312
3,640	United Utilities Group plc	56,180
9,993	WM Morrison Supermarkets plc	26,962
4,059	WPP plc	89,260

		1,502,630

	United States — 26.3%
819	Airgas Inc.	92,252
180	Alleghany Corp. (a)	79,576
1,692	Alliant Energy Corp.	116,088
2,542	Amdocs Ltd.	122,473
1,764	Ameren Corp.	79,874
2,611	American Water Works Inc.	146,581
1,481	AmerisourceBergen Corp., Class A	140,769
5,500	Annaly Capital Management Inc. REIT (b)	58,080
1,010	Anthem Inc.	136,310
900	Ashland Inc.	106,668
1,413	Assurant Inc.	89,740
4,160	AT&T Inc. (b)	136,947
1,782	AutoNation Inc. (a)	106,243
135	AutoZone Inc. (a)	80,589
1,935	Avery Dennison Corp.	101,143
2,034	Axis Capital Holdings	103,531
1,055	Becton Dickinson & Co. (b)	145,674
2,304	Bemis Co.	102,067
3,250	Broadridge Financial Solutions Inc.	155,968
756	Brown-Forman Corp., Class B	67,186
3,231	CA Technologies Inc. (b)	97,899
2,394	CareFusion Corp. (a)	141,964
3,440	CenturyLink Inc.	127,865
370	CF Industries Holdings	112,991
1,341	Check Point Software Technologies (a)	103,485
1,134	Chevron Corp.	116,269
1,323	Church & Dwight Inc.	107,057
985	Cigna Corp. (b)	105,228
1,809	Cincinnati Financial Corp.	91,373
1,539	Cintas Corp.	121,119
3,159	CMS Energy Corp. (b)	119,189
1,323	CNA Financial Corp.	51,544
1,054	Commerce Bancshares	42,160
1,568	Computer Sciences Corp.	95,146
1,863	ConocoPhillips Co.	117,332
1,083	Constellation Brands Inc., Class A (a)	119,617
459	CR Bard Inc.	78,503
319	DaVita HealthCare Partners Inc. (a)	23,944
1,845	DENTSPLY International Corp.	92,296
1,071	Diamond Offshore Drilling Inc.	33,769
1,441	Dr Pepper Snapple Group Inc.	111,346
1,206	DST Systems Inc.	116,620
1,604	DTE Energy Co.	143,815
495	Duke Energy Corp.	43,134
630	Eastman Chemical Co.	44,661
327	EI du Pont de Nemours & Co. (b)	23,286
819	Energizer Holdings Inc.	104,840
667	Entergy Corp. (b)	58,369
811	Everest Re Group Ltd.	138,989
1,354	Fidelity National Information Services	84,530
2,549	Foot Locker Inc.	135,658
18,351	Frontier Communications Corp.	123,227
1,434	Gannett Co., Inc. (b)	44,469
765	Genuine Parts Co.	71,099
1,368	Harris Corp.	91,834
1,804	Hasbro Inc.	99,076
922	Helmerich & Payne Inc.	54,914
873	Henry Schein Inc. (a)	120,535
1,184	Hess Corp. (b)	79,908
1,980	Hormel Foods Corp.	101,416
1,083	IAC	66,009
1,559	Intel Corp. (b)	51,509
981	International Flavors & Fragrances Inc. (b)	104,094
1,270	JM Smucker Co.	131,001
1,343	Johnson & Johnson (b)	134,488
317	KLA-Tencor Corp.	19,486
1,064	L-3 Communications Holdings Corp., Class 3	131,000
891	Laboratory Corp of America Holdings (a)	102,269
2,988	Leggett & Platt Inc.	127,378
1,955	Level 3 Communications Inc. (a)	97,242
3,888	Liberty Interactive, Class A (a)	106,376
3,152	Marathon Oil Corp.	83,843
459	McCormick & Co.	32,768
2,673	MDU Resources Group	60,436
918	MeadWestvaco Corp.	46,157
1,449	Molson Coors Brewing Co., Class B	110,023
1,106	Motorola Solutions Inc. (b)	69,025
1,251	Murphy Oil Corp.	56,182
3,096	Newell Rubbermaid Inc.	114,150
1,104	NiSource Inc.	47,759
2,286	Northeast Utilities	127,056
965	Northrop Grumman Corp.	151,457
5,176	NVIDIA Corp.	99,405
31	NVR Inc. (a)	38,881
1,226	PartnerRe Inc.	140,254
2,151	Patterson Inc.	107,744
2,205	Patterson-UTI Energy Inc.	37,838
5,330	Pepco Holdings Inc.	146,309
1,638	Pinnacle West Capital Corp. (b)	114,955
666	PPG Industries Inc. (b)	148,438
306	Quest Diagnostics Inc.	21,747
1,476	Questar Corp.	38,302
1,307	Raytheon Co.	130,765
1,269	RenaissanceRe Holdings Ltd.	121,354
2,234	Republic Services Inc., Class A	88,645
1,129	Ryder System Inc. (b)	93,470
1,107	SBA Communications Corp., Class A (a)	129,187
1,967	SCANA Corp.	125,436
747	Scripps Networks Interactive Inc., Class A	53,104
558	Sigma-Aldrich Corp.	76,736
2,404	Southwest Airlines Co.	108,613
16,255	Sprint Corp. (a) (b)	69,896
262	SPX Corp.	21,895

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
2,106	Starz(a)	62,169
2,953	Synopsys Inc. (a)	126,950
5,193	TECO Energy Inc.	110,767
3,582	TELUS Corp.	122,863
594	Thomson Reuters Corp.	22,793
3,600	T-Mobile US Inc. (a)	108,648
1,782	Torchmark Corp.	89,225
1,912	Total System Services Inc.	67,628
967	TRW Automotive Holdings Corp. (a)	99,765
1,111	Tyson Foods Inc., Class A	43,373
1,206	Universal Health Services Inc., Class B	123,651
2,908	Verizon Communications (b)	132,925
1,606	Walt Disney Co. (The) (b)	146,082
434	Westlake Chemical Corp.	24,872
10,395	Windstream Holdings Inc.	82,640
2,007	WR Berkley Corp.	98,323
1,656	Wyndham Worldwide Corp.	138,756
4,014	Xcel Energy Inc.	150,645
1,027	Zimmer Holdings Inc.	115,127

		11,608,119

	Total Common Stocks (Cost $44,866,824)	44,036,706

Preferred Stock — 0.1%
	Germany— 0.1%
378	Porsche Automobil Holding AG	31,677

	Total Preferred Stock (Cost $35,401)	31,677

NUMBER OF RIGHTS
Rights — 0.0%
	Spain — 0.0%
1,669	ACS Actividadcs de Construccion y Servicios S.A., Expiring 02/12/2015 (a)	849

	Total Rights (Cost $—)	849

	Total Investments — 100.0% (Cost S44,902,225)†	44,069,232
	Assets in Excess of Other Liabilities — 0.0% (c)	5,724

	Net Assets — 100.0%	$44,074,956

Percentages indicated are based on net assets.

Summary of Investments by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.7%
Diversified Telecommunication Services	6.3
Chemicals	5.3
Electric Utilities	4.9
Pharmaceuticals	4.7
Food Products	3.5
Health Care Providers & Services	3.3
Commercial Banks	3.2
Media	3.1
Insurance	3.0
Wireless Telecommunication Services	2.6
Real Estate Investment Trusts (REITs)	2.4
Health Care Equipment & Supplies	2.4
Semiconductors & Semiconductor Equipment	2.4
Multi-Utilities	2.3
IT Services	2.3
Road & Rail	2.3
Auto Components	2.2
Metals & Mining	2.2
Hotels, Restaurants & Leisure	2.0
Gas Utilities	1.9
Software	1.7
Electronic Equipment & Instruments	1.6
Household Durables	1.6
Food & Staples Retailing	1.5
Trading Companies & Distributors	1.4
Industrial Conglomerates	1.4
Beverages	1.4
Commercial Services & Supplies	1.4
Airlines	1.4
Aerospace & Defense	1.3
Specialty Retail	1.3
Internet Software & Services	1.1
Automobiles	1.1
Energy Equipment & Services	1.0
Computers & Peripherals	1.0
Others (each less than 1.0%)	10.8

Notes to Schedule of Portfolio Investments.

(a)		Non-income producing security
(b)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.
(c)		Amount rounds to less than 0.1%.

REIT	—	Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international Investments as described in Note A of the Notes to Schedule of Portfolio Investments are $30,837,906 and 70.0%, respectively.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $44,902,225, and the unrealized appreciation and depreciation were $1,772,623 and $(2,605,616), respectively.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith pursuant to procedures approved by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts of various events on the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stock
Australia	$115,721	$4,313,120	$—	$4,428,841
Austria	—	62,873	—	62,873
Belgium	—	486,367	—	486,367
Canada	1,327,840	—	—	1,327,840
Denmark	—	266,452	—	266,452
Finland	—	402,176	—	402,176
France	—	1,493,831	—	1,493,831
Germany	—	1,417,642	—	1,417,642
Greece	—	43,713	—	43,713
Hong Kong	225,649	1,679,677	—	1,905,326
Italy	60,983	381,986	—	442,969
Japan	—	9,930,937	—	9,930,937
Netherlands	—	504,220	—	504,220
New Zealand	—	129,459	—	129,459
Norway	—	276,477	—	276,477
Portugal	—	129,431	—	129,431
Singapore	58,708	1,128,120	—	1,186,828
South Korea	—	3,309,222	—	3,309,222
Spain	—	883,441	—	883,441
Sweden	108,287	1,032,962	—	1,141,249
Switzerland	102,259	1,054,404	—	1,156,663
United Kingdom	84,820	1,417,810	—	1,502,630
United States	11,608,119	—	—	11,608,119

Total Common Stock	13,692,386	30,344,320	—	44,036,706

Preferred Stock
Germany	—	31,677	—	31,677

Total Preferred Stock	—	31,677	—	31,677

Rights
Spain	849	—	—	849

Total Rights	849	—	—	849

Total Investments in Securities	$13,693,235	$30,375,997	$—	$44,069,232

There were transfers between Level 1 and Level 2 investments during the period ended January 31, 2015. Transfers between Level 1 and Level 2 investments were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Australia — 9.5%
12,551	AGL Energy Ltd.	138,748
7,035	Ansell Ltd.	123,484
20,944	APA Group	132,026
8,169	Bendigo & Adelaide Bank Ltd.	84,599
8,269	BHP Billiton Ltd.	190,723
10,277	Brambles Ltd.	84,195
4,040	Caltex Australia Ltd.	104,556
2,100	Cochlear Ltd.	134,974
2,697	Crown Resorts Ltd.	28,338
2,429	CSL Ltd.	165,302
16,926	CSR Ltd.	52,284
18,216	Dexus Property Group REIT (b)	108,788
33,174	Federation Centres REIT (b)	77,809
20,462	GPT Group REIT (b)	71,744
35,931	Incitec Pivot Ltd.	100,216
7,610	Metcash Ltd.	8,591
57,141	Novion Property Group REIT (b)	102,533
15,267	Origin Energy Ltd.	125,981
2,989	Ramsay Health Care Ltd.	137,551
8,589	Sonic Healthcare Ltd.	125,392
28,939	Sydney Airport	111,827
34,811	Tabcorp Holdings Ltd.	123,041
34,398	Tatts Group Ltd.	102,944
32,978	Telstra Corp. Ltd.	166,341
4,229	Toll Holdings Ltd.	20,223
12,117	TPG Telecom Ltd.	62,670
21,287	Transurban Group	152,236
5,042	Wesfarmers Ltd.	170,308
5,488	Woodside Petroleum Ltd.	145,756
6,664	Woolworths Ltd.	163,993

		3,317,173

	Austria — 0.3%
2,884	OMV AG	71,698
623	Voestalpine AG	22,187

		93,885

	Belgium — 1.0%
3,395	Belgacom S.A.	126,443
1,918	Colruyt S.A.	88,464
623	Groupe Bruxelles Lambert S.A.	51,648
785	UCB S.A.	61,025
590	Umicore S.A.	24,710

		352,290

	China — 0.4%
84,000	FIH Mobile Ltd. (a)	37,367
1,344,000	Semiconductor Manufacturing International Corp. (a)	116,497

		153,864

	Denmark — 1.0%
1,330	CHR Hansen Holding	55,268
1,141	Coloplast A/S, Class B	89,940
2,037	H Lundbeck A/S	41,371
13,461	TDC A/S	99,622
658	William Demant Holding A (a)	49,953

		336,154

	Finland — 1.4%
2,240	Fortum OYJ	47,781
2,009	Kesko OYJ, Class B	73,413
5,537	Neste Oil OYJ	153,975
5,859	Nokia OYJ	45,059
1,289	Orion Oyj, Class B	42,498
2,387	Sampo OYJ, Class A	115,606

		478,332

	France — 4.6%
1,708	AtoS	125,588
1,680	Capital Gemini S.A.	121,934
973	Casino Guichard Perrachon S.A.	88,273
275	Christian Dior S.A.	47,297
2,009	Dassault Systemes S.A.	124,146
273	Essilor International S.A.	30,404
581	Eutelsat Communications S.A.	19,959
3,458	Lagardere SCA	94,579
5,581	Orange S.A.	98,186
506	Pernod Ricard S.A.	60,673
1,309	Publicis Groupe S.A.	97,805
1,344	Safran S.A.	89,510
786	Sanofi S.A.	72,422
2,534	SCOR S.A.	78,883
371	Sodexo S.A.	36,808
1,799	Thales S.A.	94,739
1,862	Total S.A.	95,577
476	Valeo S.A.	67,117
2,121	Vivendi S.A.	50,156
3,409	Zodiac Aerospace S.A.	113,060

		1,607,116

	Germany — 3.4%
1,169	Beiersdorf AG	102,604
1,463	Brenntag AG	79,638
1,540	Fraport AG Frankfurt Airport Services Worldwide	94,098
1,981	Fresenius Medical Care AG & Co., KGaA	146,818
2,226	Fresenius SE & Co., KGaA	127,408
1,260	Hannover Rueck SE	112,930
686	HUGO BOSS AG	88,569
7,072	Infineon Technologies AG	79,254
532	Linde AG	101,915
3,199	Software AG	84,668
3,306	Suedzucker AG	41,570
2,590	United Internet AG	112,199

		1,171,671

	Hong Kong — 4.4%
28,000	Cathay Pacific Airways Ltd.	65,327
15,000	Cheung Kong Infrastructure Holdings Ltd.	123,109
17,000	CLP Holdings Ltd.	151,769
14,000	First Pacific Co., Ltd.	14,267
62,000	Hong Kong & China Gas Co., Ltd.	141,978
13,000	Hutchison Whampoa Ltd.	172,555
10,500	Link REIT (b)	71,029
35,000	MTR Corp., Ltd.	155,051
119,000	PCCW Ltd.	78,940
14,500	Power Assets Holdings Ltd.	151,658
10,500	Swire Pacific Ltd., Class A	140,612
18,000	Techtronic Industries Co., Ltd.	58,784

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
8,000	Wheelock & Co., Ltd.	45,262
56,000	Xinyi Solar Holdings Ltd.	15,383
35,000	Yue Yuen Industrial Holdings Ltd.	130,252

		1,515,976

	Ireland — 0.2%
1,136	Kerry Group plc, Class A	82,331

	Italy — 1.5%
7,301	Davide Campari-Milano SpA	49,489
15,456	Enel Green Power SpA	30,553
4,936	Eni SpA	83,066
3,297	GTECH SpA	64,802
27,846	Parmalat SpA	78,979
7,308	Pirelli & C. SpA	103,619
23,065	Terna Rete Elettrica Nazionale SpA	101,124

		511,632

	Japan — 24.0%
6,300	Alfresa Holdings Corp.	74,692
15,000	Asahi Kasei Corp.	148,141
27,000	Bank of Yokohama Ltd. (b)	145,688
4,200	Brother Industries Ltd.	71,928
2,900	Canon Inc.	91,743
3,500	Canon Marketing Japan Inc. (b)	63,599
4,900	Capcom Co., Ltd.	82,094
800	Central Japan Railway Co.	137,187
21,000	Chiba Bank Ltd.	141,522
5,600	Chugoku Electric Power Co., Inc.	77,423
5,600	COMSYS Holdings Corp.	76,184
11,800	Daicel Corp.	146,711
42,000	DIC Corp.	103,984
3,400	Electric Power Development Co., Ltd.	123,859
2,800	FamilyMart Co., Ltd.	121,279
14,000	Fuji Electric Co., Ltd.	59,867
4,800	FUJIFILM Holdings Corp.	162,229
21,000	Fujikura Ltd. (b)	87,247
22,000	Fukuoka Financial Group Inc.	109,797
7,000	Gunma Bank Ltd.	46,025
7,000	Hachijuni Bank Ltd.	46,130
15,000	Hankyu Hanshin Holdings Inc.	83,376
2,000	Hikari Tsushin Inc.	114,923
4,900	Hitachi Chemical Co., Ltd.	98,579
4,900	Hitachi High-Technologies Corp.	152,218
6,300	Hokuriku Electric Power Co.	89,032
5,500	Idemitsu Kosan Co., Ltd.	91,805
10,600	Inpex Corp.	117,303
1,400	Itochu Techno-Solutions Corp.	49,962
3,500	Japan Airlines Co., Ltd.	118,495
12,500	Japan Display Inc.	43,805
3,400	Japan Petroleum Exploration Co., Ltd.	103,256
33,000	JX Holdings Inc.	121,778
20,000	Kaneka Corp.	122,072
49,000	Kawasaki Kisen Kaisha Ltd.	140,261
2,200	KDDI Corp.	155,296
13,300	Konica Minolta Inc.	146,359
6,300	Kuraray Co., Ltd.	79,108
7,000	Kyowa Hakko Kirin Co., Ltd.	79,713
2,800	Lintec Corp.	61,615
5,600	Medipal Holdings Corp.	65,337
2,100	Miraca Holdings Inc.	94,052
9,800	Mitsubishi Tanabe Pharma Corp.	154,929
2,000	Mochida Pharmaceutical Co., Ltd.	109,824
7,000	NH Foods Ltd.	173,055
1,000	Nippo Corp.	15,550
21,000	Nippon Express Co., Ltd.	122,510
2,100	Nippon Paper Industries Co., Ltd.	33,115
1,000	Nippon Shokubai Co., Ltd.	13,432
2,700	Nippon Telegraph & Telephone Corp.	159,804
7,700	Nippon Television Holdings Inc.	125,689
10,600	Nipro Corp.	92,840
9,800	Nisshin Seifun Group Inc.	120,528
2,700	Nissin Foods Holdings Co., Ltd.	145,718
9,100	NTT DOCOMO Inc.	153,620
700	Oriental Land Co., Ltd.	169,604
35,000	Osaka Gas Co., Ltd.	137,957
3,400	Otsuka Holdings Co., Ltd.	105,193
23,900	Resona Holdings Inc.	118,573
100	Sawai Pharmaceutical Co., Ltd.	6,051
10,500	Sekisui House Ltd.	135,781
11,900	Seven Bank Ltd.	53,262
3,400	Shimachu Co., Ltd.	85,223
1,300	Shimamura Co., Ltd.	115,636
1,400	Shinko Electric Industries Co., Ltd.	9,806
4,200	Shionogi & Co., Ltd.	126,030
12,600	Showa Shell Sekiyu	122,970
5,600	SKY Perfect JSAT Holdings Inc.	33,913
2,700	SoftBank Corp.	158,899
9,900	Sumitomo Corp.	97,697
7,000	Sumitomo Osaka Cement Co., Ltd.	20,355
2,100	Suzuken Co., Ltd.	59,162
20,000	Taisei Corp.	116,010
700	Taisho Pharmaceutical Holdings Co., Ltd.	44,415
700	Tohoku Electric Power Co., Inc.	8,818
27,000	Tokyo Gas Co., Ltd.	161,058
14,000	TonenGeneral Sekiyu	123,770
7,000	Tosoh Corp.	37,736
4,200	Toyo Suisan Kaisha Ltd.	147,760
2,800	Toyota Industries Corp.	150,707
4,100	Tsumura & Co.	93,300
2,900	West Japan Railway Co.	149,158
2,200	Yamaha Corp.	32,038
8,000	Yokohama Rubber Co., Ltd.	75,264

		8,362,434

	Luxembourg — 0.1%
6,600	Samsonite International S.A.	20,030

	Netherlands — 2.1%
1,247	Boskalis Westminster NV	55,128
1,043	Heineken Holding NV	68,256
868	Koninklijke Ahold NV	15,666
2,177	QIAGEN NV (a)	49,808
4,914	Reed Elsevier NV	120,140
9,983	Royal Dutch Shell plc, Class A	304,238
3,927	Wolters Kluwer NV	117,310

		730,546

	New Zealand — 0.6%
11,970	Fletcher Building Ltd.	72,715
57,645	Spark New Zealand Ltd.	138,128

		210,843

	Norway — 0.9%
322	DNB ASA	4,665
3,838	Marine Harvest ASA	50,207
7,728	Norsk Hydro ASA	45,415
1,001	Seadrill Ltd.	10,698
5,553	Statoil ASA	92,992
2,366	Yara International ASA	123,180

		327,157

	Portugal — 0.5%
28,931	EDP - Energias de Portugal S.A.	110,051

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Portugal — continued
6,874	Galp Energia SGPS S.A.	72,620

		182,671

	Singapore — 3.3%
49,000	CapitaMall Trust REIT (b)	75,702
18,800	ComfortDelGro Corp., Ltd.	39,866
9,200	DBS Group Holdings Ltd.	134,133
331,200	Golden Agri-Resources Ltd.	102,740
126,000	Hutchison Port Holdings Trust, Class U	89,845
11,700	Keppel Corp., Ltd.	75,144
28,000	Sembcorp Industries Ltd.	89,038
7,000	Sembcorp Marine Ltd.	15,490
35,000	Singapore Press Holdings Ltd.	106,736
56,000	Singapore Telecommunications Ltd.	168,643
14,000	StarHub Ltd.	43,210
30,200	Suntec Real Estate Investment Trust REIT (b)	41,898
7,000	Venture Corp., Ltd.	42,035
46,800	Wilmar International Ltd.	111,065

		1,135,545

	South Korea — 8.2%
3,234	Celltrion Inc. (a)	119,930
275	CJ CheilJedang Corp. (a)	88,108
658	CJ Corp. (a)	103,310
889	Daum Kakao Corp. (a)	123,513
2,058	GS Holdings Corp. (a)	77,882
1,729	Hanwha Chemical Corp. (a)	19,345
163	Hyundai Department Store Co., Ltd. (a)	17,673
868	Hyundai Hysco Co., Ltd. (a)	60,750
1,289	Hyundai Steel Co.	77,336
6,636	Industrial Bank of Korea (a)	77,955
1,059	Kangwon Land Inc. (a)	31,229
3,984	Korea Electric Power Corp.	155,770
2,037	Korea Gas Corp. (a)	83,865
190	Korea Zinc Co., Ltd. (a)	74,215
1,261	Korean Air Lines Co., Ltd. (a)	54,735
4,431	KT Corp. (a)	120,641
1,708	KT&G Corp.	124,681
758	LG Corp. (a)	42,659
4,382	LG Display Co., Ltd.	143,984
12,117	LG Uplus Corp.	133,585
315	Lotte Shopping Co., Ltd. (a)	68,170
624	POSCO	144,952
231	Samsung Electronics Co., Ltd.	286,763
630	SK C&C Co., Ltd. (a)	134,283
294	SK Holdings Co., Ltd.	45,838
3,857	SK Hynix Inc.	166,605
6,412	SK Networks Co., Ltd. (a)	54,925
611	SK Telecom Co., Ltd.	160,122
1,974	SKC Co., Ltd. (a)	54,209
469	S-Oil Corp.	25,799

		2,872,832

	Spain — 2.0%
6,223	Acerinox S.A.	92,644
287	Corp. Financiera Alba S.A.	13,707
3,689	Enagas S.A.	116,821
5,657	Endesa S.A.	112,901
5,754	Ferrovial S.A.	114,152
2,772	Gas Natural SDG S.A.	65,069
5,824	Iberdrola S.A.	40,199
322	Red Electrica Corp. S.A.	27,434
4,958	Repsol S.A.	87,830
2,129	Telefonica S.A. (a)	31,925

		702,682

	Sweden — 2.6%
6,034	Boliden AB	94,261
3,066	Holmen AB, Class B	110,624
3,332	Investor AB, Class B (b)	121,247
7,722	Securitas AB, Class B	94,123
4,390	Skanska AB, Class B	97,301
2,149	Svenska Cellulosa AB SCA, Class B	51,800
10,857	Tele2 AB, Class B	122,823
8,337	Telefonaktiebolaget LM Ericsson, Class B	101,080
18,606	TeliaSonera AB	114,646

		907,905

	Switzerland — 2.6%
1,247	Aryzta AG (a)	93,487
777	Baloise Holding AG	101,140
5,229	Clariant AG	84,011
3,446	Coca-Cola HBC AG	55,387
83	Kuehne & Nagel International AG	11,425
665	Lonza Group AG	78,760
1,351	Novartis AG	131,659
273	Roche Holding AG	73,578
1	Sika AG	3,434
714	Sonova Holding AG	93,803
49	Sulzer AG	5,188
245	Swiss Re AG	22,101
245	Swisscom AG	143,648

		897,621

	United Kingdom — 24.3%
3,913	Admiral Group plc	85,125
9,452	Amec Foster Wheeler plc	113,011
12,138	Antofagasta plc	118,348
11,774	ARM Holdings plc	183,503
1,743	Associated British Foods plc	81,289
3,250	AstraZeneca plc	231,353
8,876	Babcock International Group plc	134,219
17,536	Barratt Developments plc (b)	120,709
2,767	Berkeley Group Holdings plc	100,860
12,860	BG Group plc	171,526
7,840	BHP Billiton plc	170,289
45,129	BP plc (b)	289,911
4,622	British American Tobacco plc	260,756
13,062	British Land Co., plc REIT (b)	162,778
27,084	BT Group plc, Class A	169,916
5,124	Bunzl plc (b)	145,967
7,001	Capita plc	117,572
1,576	Carnival plc	70,559
38,962	Centrica plc	171,941
18,977	Cobham plc	93,023
854	Croda International plc (b)	34,106
9,366	Drax Group plc	50,820
4,909	easyJet plc	136,877

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
9,177	Friends Life Group Ltd.	54,878
23,088	GKN plc	127,511
12,530	GlaxoSmithKline plc	275,896
12,629	Hammerson plc REIT (b)	130,683
1,101	Hikma Pharmaceuticals plc	39,013
3,166	IMl plc	60,627
4,004	Imperial Tobacco Group plc	188,064
10,227	Inmarsat plc	128,148
3,621	InterContinental Hotels Group plc	144,398
17,668	Intu Properties plc REIT	96,964
5,215	J Sainsbury plc (b)	19,984
9,128	John Wood Group plc	78,404
2,604	Johnson Matthey plc	127,390
9,065	Land Securities Group plc REIT (b)	173,740
41,883	Legal & General Group plc	168,208
8,386	Meggitt plc	67,792
3,171	Merlin Entertainments plc	19,256
6,365	Mondi plc	113,545
12,012	National Grid plc	168,877
1,610	Next plc	174,956
6,405	Persimmon plc	153,329
9,814	Petrofac Ltd.	103,976
9,793	Reed Elsevier plc	170,017
16,451	Rexam plc	105,127
22,197	Sage Group plc	160,016
12,264	Segro plc REIT (b)	75,947
4,789	Severn Trent plc	155,043
2,438	Shire plc	177,945
2,739	Sky plc	38,196
9,150	Smith & Nephew plc (b)	163,171
8,246	Smiths Group plc	139,556
6,895	SSE plc	166,850
4,670	Subsea 7 S.A.	39,726
70,623	Taylor Wimpey plc	143,476
3,850	Travis Perkins plc	111,097
18,629	Tullow Oil plc	102,485
666	Unilever plc	29,327
11,452	United Utilities Group plc	176,749
2,317	Vedanta Resources plc	12,947
68,467	Vodafone Group plc	240,764
2,234	Whitbread plc (b)	167,686
24,787	WM Morrison Supermarkets plc	66,879
8,296	WPP plc	182,434

		8,455,535

	Total Common Stocks (Cost $34,496,628)	34,426,225

	Total Investments — 98.9% (Cost $34,496,628)†	34,426,225
	Assets in Excess of Other Liabilities — 1.1%	383,276

	NET ASSETS — 100.0%	$34,809,502

Percentages indicated are based on net assets.

Summary of Investments by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	8.6%
Pharmaceuticals	5.8
Diversified Telecommunication Services	5.1
Chemicals	4.2
Food Products	3.9
Metals & Mining	3.6
Electric Utilities	3.5
Media	3.2
Real Estate Investment Trusts (REITs)	3.1
Wireless Telecommunication Services	3.0
Commercial Banks	2.8
Hotels, Restaurants & Leisure	2.8
Health Care Providers & Services	2.7
Semiconductors & Semiconductor Equipment	2.7
Gas Utilities	2.4
Insurance	2.1
Electronic Equipment & Instruments	2.1
Household Durables	2.1
Road & Rail	2.0
Industrial Conglomerates	1.9
Health Care Equipment & Supplies	1.9
Trading Companies & Distributors	1.8
Tobacco	1.7
Food & Staples Retailing	1.6
Auto Components	1.5
Energy Equipment & Services	1.5
Multi-Utilities	1.4
Construction & Engineering	1.4
Aerospace & Defense	1.3
Software	1.3
Transportation Infrastructure	1.3
Specialty Retail	1.3
IT Services	1.2
Airlines	1.1
Others (each less than 1.0%)	12.1

Notes to Schedule of Portfolio Investments.

(a)		Non-income producing security
(b)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.

REIT	—	Real Estate Investment Trust

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $34,426,225 and 100.0%, respectively.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $34,496,628,and the unrealized appreciation and depreciation were $701,722 and $(772,125), respectively.

JPMorgan Diversified Return International Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith pursuant to procedures approved by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts of various events on the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Investments in Securities	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stock
Australia	$138,748	$3,178,425	$—	$3,317,173
Austria	—	93,885	—	93,885
Belgium	—	352,290	—	352,290
China	—	153,864	—	153,864
Denmark	49,953	286,201	—	336,154
Finland	—	478,332	__	478,332
France	—	1,607,116	—	1,607,116
Germany	—	1,171,671	—	1,171,671
Hong Kong	317,074	1,198,902	—	1,515,976
Ireland	—	82,331	—	82,331
Italy	78,979	432,653	—	511,632
Japan	—	8,362,434	—	8,362,434
Luxembourg	—	20,030	—	20,030
Netherlands	—	730,546	—	730,546
New Zealand	—	210,843	—	210,843
Norway	—	327,157	—	327,157
Portugal	—	182,671	—	182,671
Singapore	75,702	1,059,843	—	1,135,545
South Korea	—	2,872,832	—	2,872,832
Spain	—	702,682	—	702,682
Sweden	—	907,905	—	907,905
Switzerland	—	897,621	—	897,621
United Kingdom	—	8,455,535	—	8,455,535

Total Common Stock	660,456	33,765,769	—	34,426,225

Total Investments in Securities	$660,456	$33,765,769	$—	$34,426,225

There were no transfers among any Levels during the period ended January 31, 2015. Transfers between levels are recognized at period end.

ITEM 2. CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: March 20, 2015

By (Signature and Title)*	/s/ Paul E. Shield
Paul E. Shield
Treasurer and Principal Financial Officer